Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued commitment fee, equity line of credit	$ 0	$ 1,500	$ 0
Accrued bonus	621	450	0
Accrued research and development	212	18	58
Accrued settlement	200
Accrued director remuneration	157	61	0
Accrued legal	137	80	27
Accrued extension consideration to notes payable holders	100	0
Accrued interest	33	112	72
Accrued other	71	24	29
Total accrued expenses	$ 1,531	$ 2,245	$ 186